WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.6%
	COMMUNICATIONS — 5.2%
1,634	Comcast Corp. - Class A	$60,294
1,799	Verizon Communications, Inc.	81,603
		141,897
	CONSUMER DISCRETIONARY — 2.6%
110	Home Depot, Inc.	40,314
489	NIKE, Inc. - Class B	31,042
		71,356
	CONSUMER STAPLES — 9.4%
578	Coca-Cola Femsa S.A.B. de C.V. - ADR	52,766
395	Diageo PLC - ADR	41,392
211	PepsiCo, Inc.	31,637
338	Procter & Gamble Co.	57,602
1,278	Unilever PLC - ADR	76,105
		259,502
	ENERGY — 9.6%
428	Chevron Corp.	71,600
731	Devon Energy Corp.	27,340
597	Exxon Mobil Corp.	71,001
387	Phillips 66	47,787
702	TotalEnergies S.E. - ADR	45,412
		263,140
	FINANCIALS — 13.6%
333	CME Group, Inc.	88,341
709	Cullen/Frost Bankers, Inc.	88,767
383	JPMorgan Chase & Co.	93,950
273	Reinsurance Group of America, Inc.	53,754
536	T. Rowe Price Group, Inc.	49,242
		374,054
	HEALTH CARE — 14.2%
336	Amgen, Inc.	104,681
417	Johnson & Johnson	69,156
698	Medtronic PLC	62,722
862	Novo Nordisk A/S - ADR	59,857
1,903	Pfizer, Inc.	48,222
88	UnitedHealth Group, Inc.	46,090
		390,728
	INDUSTRIALS — 9.5%
246	General Dynamics Corp.	67,055

WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
72	Lockheed Martin Corp.	$32,163
914	Robert Half, Inc.	49,859
208	Union Pacific Corp.	49,138
572	United Parcel Service, Inc. - Class B	62,914
		261,129
	MATERIALS — 1.6%
606	LyondellBasell Industries N.V. - Class A	42,662
	REAL ESTATE — 2.3%
1,100	Realty Income Corp. - REIT	63,811
	TECHNOLOGY — 9.7%
99	ASML Holding N.V.	65,600
1,082	Cisco Systems, Inc.	66,770
173	Microsoft Corp.	64,943
382	Texas Instruments, Inc.	68,645
		265,958
	UTILITIES — 5.9%
1,105	Black Hills Corp.	67,018
1,112	Entergy Corp.	95,065
		162,083
	TOTAL COMMON STOCKS
	(Cost $2,155,926)	2,296,320

Principal Amount
	BANK DEPOSIT INVESTMENTS — 16.6%
$456,529	UMB Bank, Money Market Special II, 4.19%[1]	456,529
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $456,529)	456,529
	TOTAL INVESTMENTS — 100.2%
	(Cost $2,612,455)	2,752,849
	Liabilities in Excess of Other Assets — (0.2)%	(5,798)
	TOTAL NET ASSETS — 100.0%	$2,747,051

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.